Label	Element	Value
Pacer Swan SOS Conservative (January) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	106.10%
Pacer Swan SOS Conservative (January) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.10%)
Pacer Swan SOS Conservative (January) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Pacer Swan SOS Conservative (January) ETF | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $5.23 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.80%
Pacer Swan SOS Conservative (January) ETF | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $451.54 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Pacer Swan SOS Conservative (January) ETF | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $332.72 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Pacer Swan SOS Conservative (January) ETF | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $542.80 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.00%)